Unaudited Condensed Consolidated Statement of Loss and Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of classes of share capital [line items]
Revenue	$ 1,360,091	$ 1,422,605	[1]
Cost of sales	(1,474,901)	(2,125,729)	[1]
Impairment reversal (expense), net	1,154	(723,524)	[1]
Other cost of sales	(1,476,055)	(1,402,205)	[1]
Gross loss	(114,810)	(703,124)	[1]
Selling, general and administrative expense	(430,908)	(431,283)	[1]
Research and development expense	(15,332)	(31,262)	[1]
Other operating income	12,799	41,087	[1]
Other operating expense	(50,538)	(20,333)	[1]
Foreign exchange (losses) gains on operating activities, net	(30,077)	49,321	[1]
Operating loss	(628,866)	(1,095,594)	[1]
Finance income	5,256	3,415	[1]
Finance expense	(205,162)	(185,319)	[1]
Foreign exchange (losses) gains on financial activities, net	(14,795)	49,382	[1]
Fair value change - Earn-out rights and Class C Shares	6,374	15,813	[1]
Share of losses in associates	0	(24,261)	[1]
Loss before income taxes	(837,193)	(1,236,564)	[1]
Income tax (expense) benefit	(5,255)	43,485	[1]
Net loss	$ (842,448)	$ (1,193,079)	[1]
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)	$ (0.21)	$ (0.56)
Net loss per share - diluted (in dollars per share)	$ (0.21)	$ (0.56)
Items that may be subsequently reclassified to the Consolidated Statement of Loss:
Exchange rate differences from translation of foreign operations	$ (91,595)	$ 34,876	[1]
Total other comprehensive (loss) income	(91,595)	34,876	[1]
Total comprehensive loss	$ (934,043)	$ (1,158,203)	[1]
Class A Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)	$ (0.21)	$ (0.56)	[1]
Net loss per share - diluted (in dollars per share)	(0.21)	(0.56)	[1]
Class B Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)	(0.21)	(0.56)	[1]
Net loss per share - diluted (in dollars per share)	$ (0.21)	$ (0.56)	[1]

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and judgements).